Quarterly Results of Operations - Unaudited (Tables)	12 Months Ended
Jun. 28, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results of Operations
The following is a summary of the Company’s consolidated quarterly results of operations for each of the fiscal years ended June 28, 2020 and June 30, 2019:

(in millions of U.S. Dollars, except share data)	September 29, 2019	December 29, 2019	March 29, 2020	June 28, 2020	Fiscal Year 2020
Revenue, net	$127.7	$120.7	$113.9	$108.4	$470.7
Cost of revenue, net	75.2	85.1	72.6	79.3	312.2
Gross profit	52.5	35.6	41.3	29.1	158.5

Net loss from continuing operations	(39.3)	(57.9)	(56.2)	(44.2)	(197.6)
Net income (loss) from discontinued operations	1.5	3.9	(3.7)	5.3	7.0
Net loss	(37.8)	(54.0)	(59.9)	(38.9)	(190.6)
Net income from discontinued operations attributable to noncontrolling interest	—	0.3	0.2	0.6	1.1
Net loss attributable to controlling interest	(37.8)	(54.3)	(60.1)	(39.5)	(191.7)
Basic and diluted loss per share:
Continuing operations	($0.37)	($0.54)	($0.52)	($0.41)	($1.83)
Net loss attributable to controlling interest	($0.35)	($0.50)	($0.56)	($0.36)	($1.78)

(in millions of U.S. Dollars, except share data)	September 23, 2018	December 30, 2018	March 31, 2019	June 30, 2019	Fiscal Year 2019
Revenue, net	$127.4	$135.3	$141.3	$134.2	$538.2
Cost of revenue, net	70.1	74.5	77.3	72.6	294.5
Gross profit	57.3	60.8	64.0	61.6	243.7

Net loss from continuing operations	(22.4)	(19.5)	(37.1)	(39.5)	(118.5)
Net income (loss) from discontinued operations	11.3	19.1	(190.6)	(96.4)	(256.6)
Net loss	(11.1)	(0.4)	(227.7)	(135.9)	(375.1)
Net income (loss) from discontinued operations attributable to noncontrolling interest	—	—	0.1	(0.1)	—
Net loss attributable to controlling interest	(11.1)	(0.4)	(227.8)	(135.8)	(375.1)
Basic and diluted loss per share:
Continuing operations	($0.22)	($0.19)	($0.36)	($0.37)	($1.14)
Net loss attributable to controlling interest	($0.11)	$—	($2.20)	($1.28)	($3.62)